united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	7/31

Date of reporting period:	7/31/24

Item 1. Reports to Stockholders.

(a)

Hypatia Women CEO ETF

(WCEO) NYSE Arca, Inc.

Annual Shareholder Report - July 31, 2024

Fund Overview

This annual shareholder report contains important information about Hypatia Women CEO ETF for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at https://www.wceoetf.com/. You can also request this information by contacting us at 1-888-338-3166.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hypatia Women CEO ETF	$91	0.85%

How did the Fund perform during the reporting period?

The Hypatia Women CEO ETF (the “Fund”) seeks to provide capital appreciation. The Fund expects to be primarily invested in components of the Hypatia Women CEO Index (the "Index"). The Index tracks the performance of exchange-traded equity securities of U.S. companies that have market capitalizations of at least $500 million and are led by a female Chief Executive Officer. The FT Wilshire Small Cap Index is the Fund’s primary benchmark (the “Benchmark Index”), and the Russell 1000 Equal Weight Index is the Fund’s Broad-Based Securities Market Index (the “Broad Based Index”). From July 31st, 2023, through July 31, 2024 (the “Reporting Period”), the total return for the Fund was 13.75%, and the return for the Index was 15.54%. In comparison to the Fund’s performance, during the Reporting Period, the Benchmark Index’s total return was 14.55%, and the Broad-Based Index total return was 9.50%.

The Fund’s top three contributing sectors towards returns through the Reporting Period were Industrials, Financials, and Information Technology, contributing 4.74%, 4.29%, and 2.63% to returns, respectively. The top three detracting sectors towards returns through the Reporting Period were Consumer Staples, Real Estate, and Materials, contributing -0.72%, 0.00%, and 0.22% to returns, respectively. Financials was the best performing sector with a return of 28.91%. Consumer Staples was the worst performing sector with a return of -17.22%.

On an individual security level, the top contributors to the Fund’s performance during the Reporting Period were dominated by companies from the Consumer Discretionary and Health Care sectors, including Abercrombie & Fitch, Jackson Financial, Twist Bioscience, Williams-Sonoma, and Arista Networks. Conversely, the top detractors from the Fund’s performance were WW International, 23andMe Holding, Caribou Biosciences, Silk Road Medical, and Lyell Immunopharma.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Hypatia Women CEO ETF - NAV
FT Wilshire US Small Cap Index
Russell 1000 Equal Weight Index Total Return
$15,000
$12,500
$10,000
$7,500
$12,917
$12,199
$11,754
01/06/23
01/31/23
02/28/23
03/31/23
04/30/23
05/31/23
06/30/23
07/31/23
08/31/23
09/30/23
10/31/23
11/30/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24
06/30/24
07/31/24

	Hypatia Women CEO ETF - NAV	FT Wilshire US Small Cap Index	Russell 1000 Equal Weight Index Total Return
01/06/23	$10,000	$10,000	$10,000
01/31/23	$10,689	$10,762	$10,620
02/28/23	$10,525	$10,529	$10,206
03/31/23	$10,129	$10,189	$10,058
04/30/23	$9,761	$10,090	$9,976
05/31/23	$9,413	$9,885	$9,613
06/30/23	$10,204	$10,758	$10,287
07/31/23	$10,724	$11,276	$10,736
08/31/23	$10,235	$10,874	$10,393
09/30/23	$9,792	$10,310	$9,856
10/31/23	$9,256	$9,730	$9,416
11/30/23	$10,141	$10,618	$10,178
12/31/23	$11,109	$11,706	$10,962
01/31/24	$10,792	$11,398	$10,725
02/29/24	$11,282	$12,088	$11,044
03/31/24	$11,587	$12,641	$11,532
04/30/24	$10,848	$11,806	$10,965
05/31/24	$11,365	$12,297	$11,366
06/30/24	$11,219	$12,119	$11,196
07/31/24	$12,199	$12,917	$11,754

Average Annual Total Returns

	1 Year	Since Inception (January 6, 2023)
Hypatia Women CEO ETF - NAV	13.75%	13.55%
Hypatia Women CEO ETF - Market Price	13.87%	13.57%
FT Wilshire US Small Cap Index	14.55%	17.77%
Russell 1000 Equal Weight Index Total Return	9.49%	10.88%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$3,395,775
Number of Portfolio Holdings	144
Advisory Fee	$25,226
Portfolio Turnover	77%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
16.9%
Industrials
12.9%
Consumer Discretionary
12.2%
Financials
12.0%
Health Care
11.8%
Materials
8.2%
Communications
6.9%
Utilities
6.2%
Real Estate
5.9%
Consumer Staples
3.9%
Energy
2.9%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Energy	2.9%
Consumer Staples	3.9%
Real Estate	5.9%
Utilities	6.2%
Communications	6.9%
Materials	8.2%
Health Care	11.8%
Financials	12.0%
Consumer Discretionary	12.2%
Industrials	12.9%
Technology	16.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Clearfield, Inc.	2.0%
Arista Networks, Inc.	2.0%
Advanced Micro Devices, Inc.	1.9%
Lumen Technologies, Inc.	1.7%
Centene Corporation	1.1%
Nasdaq, Inc.	1.1%
Jackson Financial, Inc., Class A	1.0%
Employers Holdings, Inc.	1.0%
Hanmi Financial Corporation	1.0%
Lincoln National Corporation	1.0%

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.

Hypatia Women CEO ETF

Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.wceoetf.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073124-WCEO

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that Mark Gersten and Neil M. Kaufman are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten and Mr. Kaufman are independent for purposes of this Item.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024	$15,000
2023	$13,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024	$3,200
2023	$3,200

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended July 31, 2023 and 2024, respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended July  31, 2023 and 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable

Item 6. Investments.

Schedule of investments in securities of unaffiliated issuers is included under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Hypatia Women CEO ETF

WCEO

Annual Financial Statements

July 31, 2024

1-888-338-3166

www.hypatiacapital.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

HYPATIA WOMEN CEO ETF

SCHEDULE OF INVESTMENTS

July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8%
	AEROSPACE & DEFENSE - 1.9%
71	General Dynamics Corporation	$21,208
263	National Presto Industries, Inc.	20,112
46	Northrop Grumman Corporation	22,279
		63,599
	APPAREL & TEXTILE PRODUCTS - 2.1%
2,719	Figs, Inc.(a)	17,674
1,011	Levi Strauss & Company, Class A	18,532
445	Tapestry, Inc.	17,840
2,302	Torrid Holdings, Inc.(a)	19,106
		73,152
	ASSET MANAGEMENT - 2.0%
214	Diamond Hill Investment Group, Inc.	34,073
1,444	Franklin Resources, Inc.	33,024
		67,097
	AUTOMOTIVE - 0.6%
426	General Motors Company	18,880

	BANKING - 3.9%
1,037	Amalgamated Financial Corporation	32,987
520	Citigroup, Inc.	33,738
1,473	Eagle Bancorp, Inc.	31,699
1,703	Hanmi Financial Corporation	34,741
		133,165
	BEVERAGES - 0.4%
2,039	Duckhorn Portfolio, Inc. (The)(a)	14,803

	BIOTECHNOLOGY & PHARMACEUTICALS - 6.9%
2,357	ACELYRIN, Inc.(a)	14,142
67	Alnylam Pharmaceuticals, Inc.(a)	15,910
138	Blueprint Medicines Corporation(a)	14,945
1,824	Eliem Therapeutics, Inc.(a)	15,121
287	Halozyme Therapeutics, Inc.(a)	15,860
205	Intra-Cellular Therapies, Inc.(a)	16,138
672	LENZ Therapeutics, Inc.	16,685

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECHNOLOGY & PHARMACEUTICALS - 6.9% (Continued)
9,825	Lyell Immunopharma, Inc.(a)	$15,818
1,597	Tango Therapeutics, Inc.(a)	15,730
1,824	Terns Pharmaceuticals, Inc.(a)	14,136
283	Twist Bioscience Corporation(a)	15,794
48	United Therapeutics Corporation(a)	15,038
32	Vertex Pharmaceuticals, Inc.(a)	15,863
1,567	Vir Biotechnology, Inc.(a)	15,921
88	Zoetis, Inc.	15,844
		232,945
	CABLE & SATELLITE - 1.6%
79	Cable One, Inc.	32,657
6,800	Sirius XM Holdings, Inc.	23,460
		56,117
	CHEMICALS - 5.0%
780	AdvanSix, Inc.	21,817
150	Celanese Corporation	21,173
865	Chemours Company (The)	20,907
256	DuPont de Nemours, Inc.	21,427
247	HB Fuller Company	21,291
1,168	Mativ Holdings, Inc.	22,296
61	Sherwin-Williams Company (The)	21,399
456	Valvoline, Inc.(a)	21,204
		171,514
	COMMERCIAL SUPPORT SERVICES - 2.4%
257	AMN Healthcare Services, Inc.(a)	17,378
1,189	Radius Recycling, Inc., Class A	21,545
348	Stericycle, Inc.(a)	20,375
458	UL Solutions, Inc., Class A	23,144
		82,442
	CONSTRUCTION MATERIALS - 1.3%
766	MDU Resources Group, Inc.	20,636
543	Summit Materials, Inc., Class A(a)	22,687
		43,323

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	DATA CENTER REIT - 0.6%
27	Equinix, Inc.	$21,336

	ELECTRIC UTILITIES - 4.7%
490	ALLETE, Inc.	31,605
568	Alliant Energy Corporation	31,615
292	Duke Energy Corporation	31,907
663	Portland General Electric Company	31,413
777	TXNM Energy, Inc.	32,307
		158,847
	ELECTRICAL EQUIPMENT - 0.6%
283	nVent Electric PLC	20,554

	ENGINEERING & CONSTRUCTION - 0.6%
193	Exponent, Inc.	20,473

	FOOD - 1.9%
361	BellRing Brands, Inc.(a)	18,513
1,992	Hain Celestial Group, Inc. (The)(a)	15,418
77	Hershey Company (The)	15,206
497	Tootsie Roll Industries, Inc.	15,327
		64,464
	GAS & WATER UTILITIES - 1.5%
315	Middlesex Water Company	20,941
428	Southwest Gas Holdings, Inc.	31,741
		52,682
	HEALTH CARE FACILITIES & SERVICES - 4.9%
1,401	AdaptHealth Corporation(a)	15,915
2,018	Brookdale Senior Living, Inc.(a)	15,599
499	Centene Corporation(a)	38,383
271	CVS Health Corporation	16,349
64	Elevance Health, Inc.	34,050
1,594	Enhabit, Inc.(a)	16,323
468	GeneDx Holdings Corporation(a)	15,313

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 4.9% (Continued)
963	SI-BONE, Inc.(a)	$14,638
		166,570
	HEALTH CARE REIT - 1.3%
587	LTC Properties, Inc.	20,962
409	Ventas, Inc.	22,266
		43,228
	HOME & OFFICE PRODUCTS - 1.3%
714	MillerKnoll, Inc.	22,148
1,489	Steelcase, Inc., Class A	21,576
		43,724
	HOME CONSTRUCTION - 0.5%
270	Taylor Morrison Home Corporation(a)	18,112

	HOTEL REIT - 0.6%
2,342	RLJ Lodging Trust	22,108

	HOUSEHOLD PRODUCTS - 1.6%
134	Clorox Company (The)	17,679
1,848	Coty, Inc., Class A(a)	18,388
8,850	Olaplex Holdings, Inc.(a)	18,407
		54,474
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.6%
126	Chart Industries, Inc.(a)	20,296

	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
527	Nasdaq, Inc.	35,667

	INSURANCE - 5.0%
725	Employers Holdings, Inc.	34,807
963	Horace Mann Educators Corporation	33,291
397	Jackson Financial, Inc., Class A	34,960
1,035	Lincoln National Corporation	34,466
154	Progressive Corporation (The)	32,974
		170,498

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INTERNET MEDIA & SERVICES - 2.8%
3,471	Eventbrite, Inc., Class A(a)	$16,973
138	Expedia Group, Inc.(a)	17,618
522	Maplebear, Inc.(a)	18,004
9,070	Opendoor Technologies, Inc.(a)	21,042
1,769	Upwork, Inc.(a)	21,440
		95,077
	LEISURE FACILITIES & SERVICES - 2.2%
428	Cracker Barrel Old Country Store, Inc.	19,614
479	Dutch Bros, Inc.(a)	18,322
235	Planet Fitness, Inc., Class A(a)	17,320
99	Vail Resorts, Inc.	18,019
		73,275
	LEISURE PRODUCTS - 0.7%
2,276	Funko, Inc., Class A(a)	22,737

	MACHINERY - 1.9%
214	Federal Signal Corporation	21,394
1,012	Mueller Water Products, Inc.	20,928
38	Parker-Hannifin Corporation	21,324
		63,646
	METALS & MINING - 0.6%
459	Freeport-McMoRan, Inc.	20,843

	OFFICE REIT - 0.7%
634	Kilroy Realty Corporation	23,440

	OIL & GAS PRODUCERS - 1.9%
188	Marathon Petroleum Corporation	33,280
526	Occidental Petroleum Corporation	31,991
		65,271
	PUBLISHING & BROADCASTING - 0.8%
498	New York Times Company (The), Class A	26,688

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	REAL ESTATE SERVICES - 0.7%
1,758	Cushman & Wakefield PLC(a)	$23,047

	RENEWABLE ENERGY – 1.0%
1,840	Sunrun, Inc.(a)	32,255

	RESIDENTIAL REIT - 1.3%
333	Equity LifeStyle Properties, Inc.	22,870
76	Essex Property Trust, Inc.	21,155
		44,025
	RETAIL - DISCRETIONARY - 4.9%
114	Abercrombie & Fitch Company, Class A(a)	16,813
514	Bath & Body Works, Inc.	18,890
202	Best Buy Company, Inc.	17,477
87	Dick’s Sporting Goods, Inc.	18,822
692	Foot Locker, Inc.	20,110
428	La-Z-Boy, Inc.	18,892
125	Ross Stores, Inc.	17,904
216	Signet Jewelers Ltd.	18,172
118	Williams-Sonoma, Inc.	18,252
		165,332
	RETAIL REIT - 0.7%
338	Regency Centers Corporation	22,761

	SEMICONDUCTORS - 1.9%
437	Advanced Micro Devices, Inc.(a)	63,138

	SOFTWARE - 4.1%
3,114	Bumble, Inc., Class A(a)	29,084
57	HubSpot, Inc.(a)	28,331
196	Oracle Corporation	27,332
3,618	SecureWorks Corporation, Class A(a)	27,859
376	Workiva, Inc.(a)	27,738
		140,344

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	STEEL - 1.3%
337	ATI, Inc.(a)	$22,818
69	Reliance, Inc.	21,015
		43,833
	TECHNOLOGY HARDWARE - 5.6%
194	Arista Networks, Inc.(a)	67,231
1,567	Clearfield, Inc.(a)	68,009
3,211	NextNav, Inc.(a)	26,683
1,340	PagerDuty, Inc.(a)	28,046
		189,969
	TECHNOLOGY SERVICES - 5.3%
61	Accenture PLC, Class A	20,168
82	Automatic Data Processing, Inc.	21,535
118	CDW Corporation	25,737
361	Fidelity National Information Services, Inc.	27,736
349	Parsons Corporation(a)	31,888
168	Science Applications International Corporation	20,899
184	WEX, Inc.(a)	33,754
		181,717
	TELECOMMUNICATIONS - 1.7%
17,850	Lumen Technologies, Inc.(a)	56,228

	TRANSPORTATION & LOGISTICS - 3.1%
169	ArcBest Corporation	21,302
349	International Seaways, Inc.	19,544
121	JB Hunt Transport Services, Inc.	20,951
3,477	JetBlue Airways Corporation(a)	22,289
153	United Parcel Service, Inc., Class B	19,947
		104,033
	TRANSPORTATION EQUIPMENT - 1.8%
72	Cummins, Inc.	21,009
409	Greenbrier Companies, Inc. (The)	20,863
627	Trinity Industries, Inc.	20,729
		62,601

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2024

Shares		Fair Value
	TOTAL COMMON STOCKS (Cost $2,942,154)	$3,390,330

	TOTAL INVESTMENTS – 99.8% (Cost $2,942,154)	$3,390,330
	ASSETS IN EXCESS OF OTHER LIABILITIES – 0.2%	5,445
	NET ASSETS - 100.0%	$3,395,775

LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

Hypatia Women CEO ETF

Statement of Assets and Liabilities

July 31, 2024

ASSETS
Securities, at cost	$2,942,154
Securities, at fair value	$3,390,330
Cash	23,536
Receivable for securities sold	405,886
Receivable for capital shares	305,072
Dividends and interest receivable	2,342
TOTAL ASSETS	4,127,166

LIABILITIES
Payable for investments purchased	399,070
Payable for capital shares redeemed	308,707
Investment advisory fees payable	23,614
TOTAL LIABILITIES	731,391
NET ASSETS	$3,395,775

NET ASSETS CONSIST OF:
Paid in capital	$3,341,928
Accumulated earnings	53,847
NET ASSETS	$3,395,775

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	110,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$30.87

See accompanying notes to financial statements.

Hypatia Women CEO ETF

Statement of Operations

For the Year Ended July 31, 2024

INVESTMENT INCOME
Dividend Income	$57,451
Interest Income	828
TOTAL INVESTMENT INCOME	58,279

EXPENSES
Investment advisory fees	25,226

NET INVESTMENT INCOME	33,053

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	(334,841)
In-kind redemptions	444,593
Realized gain from investments	109,752

Net change in unrealized appreciation of investments	294,503

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	404,255

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$437,308

See accompanying notes to financial statements.

Hypatia Women CEO ETF

Statements of Changes in Net Assets

	For the Year Ended July 31, 2024	For the Period* Ended July 31, 2023
FROM OPERATIONS
Net investment income	$33,053	$13,714
Net realized gain/(loss) from investments	109,752	(43,605)
Net change in unrealized appreciation of investments	294,503	153,673
Net increase in net assets resulting from operations	437,308	123,782

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid	(28,677)	-
Net decrease in net assets resulting from distributions to shareholders	(28,677)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	2,499,507	2,611,413
Payments for shares redeemed	(2,257,558)	-
Transaction Fees	6,000	4,000
Net increase in net assets from shares of beneficial interest	247,949	2,615,413

TOTAL INCREASE IN NET ASSETS	656,580	2,739,195

NET ASSETS
Beginning of Year/Period	2,739,195	-
End of Year/Period	$3,395,775	$2,739,195

SHARE ACTIVITY
Shares Sold	90,000	100,000
Shares Redeemed	(80,000)	-
Net increase in shares of beneficial interest outstanding	10,000	100,000

*	The inception date of Hypatia Women CEO ETF was January 6, 2023. Commencement of investment operations was January 9, 2023.

See accompanying notes to financial statements.

Hypatia Women CEO ETF

Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Year Ended July 31, 2024	Period* Ended July 31, 2023
Net asset value, beginning of year/period	$27.39	$25.54

Activity from investment operations:
Net investment income (1)	0.30	0.18
Net realized and unrealized gain on investments	3.44	1.67
Total from investment operations	3.74	1.85

Less distributions from:
Net investment income	(0.26)	-
Total distributions	(0.26)	-

Net asset value, end of year/period	$30.87	$27.39

Market price, end of year/period	$30.88	$27.37

Total return (2)	13.75%	7.24%

Market price total return	13.87%	7.17%

Net assets, end of year/period (000’s)	$3,396	$2,739

Ratio of expenses to average net assets	0.85%	0.85	%(3)
Ratio of net investment income to average net assets	1.11%	1.26	%(3)
Portfolio Turnover Rate (5)	77%	51	%(4)

*	The inception date of Hypatia Women CEO ETF was January 6, 2023. Commencement of investment operations was January 9, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(2)	Calculated based on Net Asset Value. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.
(3)	Annualized.
(4)	Not annualized.
(5)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

See accompanying notes to financial statements.

Hypatia Women CEO ETF

NOTES TO FINANCIAL STATEMENTS

July 31, 2024

1.	ORGANIZATION

The Hypatia Women CEO ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The investment objective of the Fund is to provide capital appreciation.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at mean between the last bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has appointed the advisor as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such as a valuation specialist at a public accounting firm, a valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is

Hypatia Women CEO ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2024

unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of July 31, 2024 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$3,390,330	$-	$-	$3,390,330
Total Investments	$3,390,330	$-	$-	$3,390,330

*	Please refer to the Fund’s Schedule of Investments for industry classifications.

The Fund did not hold any Level 3 securities during the year.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

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NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2024

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code (the “Code”) that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year ended July 31, 2023, or expected to be taken in the Fund’s July 31, 2024 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for three years.

Distributions to Shareholders – Distributions from net investment income and net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities and financial instruments expose it to various risks, certain of which are discussed below. The Fund’s prospectus and statement of additional information include further information regarding the risks associated with the Fund’s investments which include, but are not limited to: active trading risk, authorized participant concentration risk, cash redemption risk, cybersecurity risk, ETF structure risk, equity securities risk, fluctuation of net asset value risk, gap risk, geographic risk, index risk, large-cap and mega-cap securities risk, liquidity risk, management risk, market events risk, market risk, micro-cap companies risk, new adviser risk, new fund risk, non-correlation risk, portfolio turnover risk, REITs risk, regulatory risk, sector risk, securities lending risk, small- and mid-cap securities risk, valuation risk, volatility risk, women CEO risk.

Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the equities or other securities markets or adverse investor sentiment affect the securities markets and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in

Hypatia Women CEO ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2024

decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by lowering interest rates to historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have recently reduced market support activities, including by beginning to increase interest rates. Such reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. The impact of these influences on the markets, and the practical implications for market participants, may not be fully known for some time.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

Trading Issues. Trading in shares on the NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares.

Equity Securities Risk. The stock (i.e., equity) market can be volatile. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. The prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Hypatia Women CEO ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2024

Small- and Mid- Cap Securities Risk: The stocks of small and medium capitalization companies involve substantial risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Small and medium-sized companies typically have less experienced management, limited markets, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Large-Cap and Mega-Cap Securities Risk. The securities of large- and mega-capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities, such as changes in technology and consumer tastes. Large- and mega-market capitalization companies may be unable to attain or maintain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Non-Correlation Risk. The performance of the Fund and of the Hypatia Women CEO Index (the “Index”) may vary for a variety of reasons, including that the Fund may not always hold the same securities, or may not hold such securities in the same proportions or weightings, as the Index. Although the Fund will seek to maintain risk characteristics that the Adviser believes are generally similar to those of the Index, it is possible that the Fund’s performance may not correlate with the performance of the Index.

Women CEO Risk. The returns on a portfolio of securities that excludes companies that are not led by female Chief Executive Officers or that do not have an Executive Chairperson or Chairperson who is female, may trail the returns on a portfolio of securities that includes such companies. Investing only in a portfolio of securities that are led by female Chief Executive Officers or that have an Executive Chairperson or Chairperson who is female may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Geographic Risk. The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region, an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region may affect the value of the Fund’s investments more than if the investments were not so focused.

Index Risk. Because the Fund invests primarily in components of the Hypatia Women CEO Index (the “Index”), the Fund’s investments are subject to the risks associated with changes to the Index. The Fund will be negatively affected by general declines in the securities and asset classes represented in the Index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to closely follow the Index. Wilshire Advisors LLC (the “Index Calculation Agent”) relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of any such third party data, and there is also no guarantee with respect to the accuracy, availability or timeliness of the production of the Index. In addition, the Fund is actively managed and does not track the Index and the Adviser’s investment approach may not produce the desired results and may cause the Fund to underperform the Index. In addition, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. These risks may be heightened during times of market volatility or other unusual market conditions.

Micro-Cap Companies Risk. Investments in micro-cap companies will be subject to the same risks as investments in small-cap companies. In addition, the securities of micro-cap companies may be particularly volatile in price, and such securities have significantly lower trading volumes than small-cap companies. As a result, the purchase or sale of more than a limited number of shares may affect its market price. Micro-cap companies may not have much publicly available information relative to larger companies. Micro-cap companies may have limited markets, financial resources, or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments relative to larger companies.

Hypatia Women CEO ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2024

New Adviser Risk. The Adviser has not previously managed an exchange-traded fund. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.

Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same economic sector, there is a risk that an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular sector.

Volatility Risk: The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to events or factors that affect markets generally or that affect a particular investment, industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities and in-kind transactions, for the year ended July 31, 2024, amounted to $2,358,580 and $2,889,690, respectively. The cost of purchases and proceeds from the sale of securities for in-kind transactions, for the year ended July 31, 2024, amounted to $2,487,783 and $1,682,578, respectively.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Hypatia Capital Management LLC serves as the Fund’s investment advisor (the “Advisor”). Subject to the supervision of the Board, the Advisor is responsible for managing the Fund’s investments, executing transactions and providing related administrative services and facilities under an investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.85% of the average daily net assets of the Fund. The Fund’s management fee is a “unitary” fee that includes all operating expenses payable by a Fund, except for brokerage fees and commissions, taxes, borrowing costs (such as dividend expenses on securities sold short and interest), fees and expenses of other investment companies in which a Fund may invest, and such extraordinary or non-recurring expenses as may arise, including litigation expenses. For the year ended July 31, 2024, the Fund incurred advisory fees in the amount of $25,226.

The Advisor has engaged Vident Advisory, LLC (the “Sub-Advisor”) to serve as the Fund’s sub-advisor. Under the supervision of the Advisor, the Sub-Advisor is responsible for trading portfolio securities for the Fund in accordance with instructions provided by the Advisor, and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Advisor. As compensation for the sub-advisory services the Sub-Advisor provides to the Fund, the Advisor will pay the Sub-Advisor 0.05% on the first $250 million in assets, 0.045% on the next $250 million in assets, and 0.04% on all assets exceeding $500 million, subject to an annual minimum of $29,000, pursuant to a sub-advisory agreement between the Advisor and Sub-Advisor with respect to the Fund (the “Sub-Advisory Agreement”). The fee paid to the Sub-Advisor by the Advisor will be paid from the Advisor’s management fee and is not an additional cost to the Fund.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors, LLC (the “Distributor”) and other firms that provide distribution and shareholder services (“Service Providers”).

No distribution or service fees are currently paid by the Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Hypatia Women CEO ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2024

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Advisor pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund or Advisor for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Advisor.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Advisor.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at July 31, 2024, were as follows:

Cost for Federal Tax purposes	$3,004,060

Unrealized Appreciation	$507,637
Unrealized Depreciation	(121,367)
Tax Net Unrealized Appreciation	$386,270

7.	TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the fiscal year ended July 31, 2024, was as follows:

	Fiscal Year Ended July 31, 2024	Fiscal Year Ended July 31, 2023
Ordinary Income	$28,677	$-
Long-Term Capital Gain	-	-
Return of Capital	-	-
	$28,677	$-

As of July 31, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
$18,090	$-	$(277,913)	$(72,600)	$-	$386,270	$53,847

Hypatia Women CEO ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2024

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal period are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $277,913.

At July 31, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$72,600	$-	$72,600	$-

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions, resulted in reclassifications for the Fund for the fiscal year ended July 31, 2024, as follows:

Paid In Capital	Distributable Earnings
$478,566	$(478,566)

8.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets. For the year ended July 31, 2024, the Fund received $6,000 in fixed fees. For the year ended July 31, 2024, the Fund received $0 in variable fees.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases
$500	2.00%*

*	As a percentage of the amount invested.

Hypatia Women CEO ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2024

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Hypatia Women CEO ETF and Board of Trustees of

Two Roads Shared Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hypatia Women CEO ETF (the “Fund”), a series of Two Roads Shared Trust, as of July 31, 2024, the related statement of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations, the changes in net assets and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Hypatia Women CEO ETF	For the year ended July 31, 2024	For the year ended July 31, 2024 and for the period January 9, 2023 (commencement of operations) through July 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania
September 27, 2024

C O H E N & C O M P A N Y, L T D .

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-338-3166 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to Form N-PORT. Form N-PORT are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-338-3166.

INVESTMENT ADVISER

Hypatia Capital Management LLC

430 Park Avenue, 19th Floor

New York, NY 10022

SUB-ADVISER

Vident Advisory, LLC

1125 Sanctuary Parkway, Suite 515

Alpharetta, GA 30009

ADMINISTRATOR

Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022

WCEO-AR-24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/ James Colantino
Principal Executive Officer,
Date:	10/7/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/ James Colantino
Principal Executive Officer
Date:	10/7/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Principal Executive Officer
Date:	10/7/2024